DEBT (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
DEBT
Proceeds from issuance of note payable					$ 3,500,000	$ 783,008	$ 783,008
Gain on extinguishment of note payable					$ 788,156
PPP Loan
DEBT
Proceeds from issuance of note payable	$ 783,008	$ 783,008
Rate of interest accrued on outstanding principal			1.00%		1.00%		1.00%
Interest expense			$ 0	$ 1,961	$ 279	2,518	$ 5,127
Gain on extinguishment of note payable						$ 788,156